UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04632

The European Equity Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2025

Item 1.	Reports to Stockholders.

(a) Not applicable

June 30, 2025
Semiannual Report
to Shareholders
The European Equity Fund, Inc.
Ticker Symbol: EEA

Contents

The European Equity Fund, Inc.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment
Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
4
Letter to the Shareholders
9
Performance Summary
11
Schedule of Investments
17
Statement of Assets and Liabilities
18
Statement of Operations
19
Statements of Changes in Net Assets
20
Financial Highlights
22
Notes to Financial Statements
30
Report of Annual Meeting of Stockholders
31
Additional Information

The European Equity Fund, Inc.

The Fund seeks long-term capital appreciation through investment primarily in equity and equity-linked securities of issuers domiciled in Europe.
Investments in funds involve risks, including the loss of principal.
The shares of most closed-end funds, including the Fund, are not continuously offered.
Once issued, shares of closed-end funds are bought and sold in the open market.
Shares of closed-end funds frequently trade at a discount to net asset value. The price of the Fund’s shares is determined by a number of factors, several of which are beyond the control of the Fund. Therefore, the Fund cannot predict whether its shares will trade at, below or above net asset value.
This Fund is diversified and primarily focuses its investments in equity securities of issuers domiciled in Europe, thereby increasing its vulnerability to developments in that region. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Any fund that concentrates in a particular segment of the market or in a particular geographical region will generally be more volatile than a fund that invests more broadly.
The United States, the European Union (EU), the United Kingdom, and other countries have imposed sanctions in response to the Russian military and other actions in recent years. Russia, in turn, has imposed sanctions targeting Western individuals, businesses and products. The various sanctions have adversely affected, and may continue to adversely affect, not only the Russian economy but also the economies of many countries in Europe, and the imposition of further sanctions may materially adversely affect the value of securities in the Fund’s portfolio.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

Letter to the Shareholders
(Unaudited)

The European Equity Fund, Inc.
Dear Shareholder,
For the six-month period ended June 30, 2025, the total return of the
European Equity Fund, Inc. (the “Fund”) in U.S. dollars (USD) was 21.59%
based on net asset value and 26.05% based on market price. During the same period, the return of the Fund’s benchmark, the MSCI Europe Index, was 23.05%.
1
The Fund’s discount to net asset value averaged 16.48% for
the period from January 1, 2025 to June 30, 2025, compared with 17.19%
for the same period a year earlier.
The first quarter saw Europe make a remarkable pivot towards significantly higher defense spending following the late-February German elections and a shift in European Commission policy to allow increased defense spending without triggering deficit rules. In the wake of Germany’s election, chancellor-designee Merz proposed a German/European investment plan with the focus on infrastructure and defense, while promising to reduce
Germany’s bureaucratic burden. March saw the German parliament approve a €500 billion infrastructure fund, leading to a broad-based improvement in expectations for economic activity across Europe. The prospect of accelerated growth had a significant impact on European assets, sending both the region’s equities, most notably aerospace and defense stocks, and the bellwether 10-year German bund yield, higher.
Sentiment was further boosted in the quarter as the European Central
Bank (ECB) delivered quarter-point rate cuts at both its January and March meetings, taking the deposit rate down to 2.50%.
The second quarter was tumultuous, as the announcement in early April of much higher-than-expected U.S. tariffs led to a sharp decline across global equity markets. This was soon followed by a strong rally triggered by a
90-day delay in the implementation of planned tariffs to provide a window for the U.S. to negotiate with its trading partners. Fears of a U.S. recession eased in May on positive employment data and a mutual lowering of tariffs between the U.S. and China. Oil prices made a significant move higher beginning in early May on geopolitical tensions as Israel struck
Iranian nuclear facilities, before easing late in the quarter on Iran’s muted response to the U.S. bombing of key nuclear sites. Growing concerns about the U.S. fiscal situation, reflected in the downgrading of U.S. debt

The European Equity Fund, Inc.

by Moody's Ratings, pressured long-term bond yields higher globally while the euro strengthened significantly against the U.S. dollar. Despite the backdrop of macroeconomic and geopolitical uncertainty, broadly resilient economic data in both the U.S. and Europe supported positive equity market performance in the quarter. The ECB once again implemented a pair of 25 basis point rate decreases over the quarter, leaving the deposit rate at 2.00%.
In sector terms, positive contributions to the Fund’s performance relative to the benchmark were led by an overweight to, and stock selection within, financials. Most notably, exposure to European banks, which benefited from a steepening of the yield curve and which were trading at attractive valuations compared to their global peers, proved additive.
Conversely, an underweight to industrials and overweight to materials weighed most heavily on relative performance, while selection within both sectors also detracted. In particular, a lack of exposure to defense stocks within industrials constrained return.
On an individual stock level, within financials, Dutch bank ABN AMRO
Bank NV (2.3%) and French bank Societe Generale SA (2.3%) were among the leading contributors, along with French insurer AXA SA (3.3%).
Sentiment around Fresenius SE & Co KGaA (2.9%), a German healthcare conglomerate with a leading kidney treatment franchise, has been boosted by successful turnaround initiatives and a simplification of its business structure. Finally, Germany-based Scout24 SE (1.9%) hosts a digital real estate transaction platform. The company has been highly innovative in
Sector Diversification
(As a % of Equity Securities) 6/30/25 12/31/24
Financials 27% 23%
Industrials 17% 15%
Health Care 13% 15%
Communication Services 10% 9%
Information Technology 7% 8%
Consumer Discretionary 6% 11%
Materials 6% 8%
Utilities 6% 3%
Consumer Staples 4% 4%
Energy 4% 4%
100% 100%

The European Equity Fund, Inc.
creating an ecosystem addressing renters, home buyers and commercial real estate investors, strengthening its pricing power along the way.
The principal negative contributors were German defense-related names such as Rheinmetall AG* and Rolls-Royce Holdings plc* in which the Fund was not invested, along with a lack of exposure to German engineering and technology conglomerate Siemens AG*. In addition, overweight positions in German athletic wear company Puma SE* and Irish paper-
based packaging manufacturer Smurfit Westrock plc* detracted following profit warnings by both companies.
Market Outlook
We expect that trade deals to be negotiated over the coming months will moderate the eventual tariff burden versus the announcements of early April. The cost of re-shoring the production of drugs, cars and semiconductors to the U.S. will soon become visible in quarterly earnings reports. There is the potential for a period of global economic stagnation driven by heightened uncertainty, less-efficient manufacturing, higher costs across global supply chains and rising U.S. inflation.
Ten Largest Equity Holdings at June 30, 2025
(28.1% of Net Assets) Country Percent
1 . HSBC Holdings PLC United Kingdom 3.5%
2 . ASML Holding NV Netherlands 3.4%
3 . AXA SA France 3.3%
4 . Fresenius SE & Co KGaA Germany 2.9%
5 . Novo Nordisk A/S Denmark 2.8%
6 . SAP SE Germany 2.6%
7 . Allianz SE (Registered) Germany 2.6%
8 . Novartis AG Switzerland 2. 4%
9 . Shell PLC United Kingdom 2.3%
10 . SSE PLC United Kingdom 2.3%
Portfolio holdings and characteristics are subject to change and not indicative of future portfolio composition.
For more details about the Fund’s investments, see the Schedule of Investments commencing on page 11. For additional information about the Fund, including performance, dividends, presentations, press releases, market updates, daily NAV and shareholder reports, please visit dws.com.

The European Equity Fund, Inc.

Our base-case scenario is that investors are likely to look past a quarter or two of weaker earnings as long as the expectation remains that tariffs will be negotiated down and that long-term U.S. Treasury yields will not move sharply higher.
European equities still appear attractively valued by historical standards and relative to other markets. In addition, the region’s improving purchasing manager indices are likely to attract inflows from overseas investors. More broadly, we expect European equities to trade at a narrowing discount to U.S. equities as global investors look for alternatives to U.S. assets.
The Fund is diversified across structural growth narratives trading at higher multiples and attractively valued areas of the market, most notably banks with respect to the latter category. While European banks have seen sizable outperformance and valuations in that sector are somewhat less compelling than previously, they remain less expensive than their global peers and the macro environment still favors the sector. The Fund remains overweight communication services as we expect consolidation and declining capital expenditures to support earnings growth and free cash flow in the sector. We have reduced exposure to consumer discretionary as tariffs may weigh on global growth and lead to higher inflation, with a negative impact on consumer confidence.
Lastly, on May 9, 2025, Mr. Christian M. Zügel retired from the Fund's
Board. The Board thanks Mr. Zügel for his excellent service for many years to the Fund.
Sincerely,
Juan Barriobero
Portfolio Manager
Hepsen Uzcan
Interested Director, President
and Chief Executive Officer

The European Equity Fund, Inc.
The views expressed in the preceding discussion reflect those of the portfolio management team generally through the end of the period of the report as stated
on the cover . The management team’s views are subject to change at any time based on market and other conditions and should not be construed as recommendations.
Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
1
The MSCI Europe Index tracks the performance of 15 developed markets in Europe. MSCI indices are calculated using closing local market prices and translate into U.S. dollars using the London close foreign exchange rates. Index returns do not reflect any fees or expenses and it is not possible to invest directly in the MSCI Europe Index.
Percentages in parentheses are based on the Fund's net assets as of June 30, 2025 .
* Not held at June 30, 2025.
Other Information - Announcement of Portfolio Manager Change
As previously announced, Hansjoerg Pack became the Fund’s portfolio manager on July 1, 2025, replacing Juan Barriobero, who became the
Fund’s deputy portfolio manager at that time, replacing Frank Kuemmet.
Mr. Pack joined DWS in 1997 and has extensive portfolio management experience, including multiple global equity strategies with significant exposure to European markets. He also has experience in managing funds with significant allocations to German small and mid-cap equity securities, including DWS Aktien Strategie Deutschland (with current net assets of over EUR 2 billion) from 2016 to the present. Mr. Pack received a BA in
Business Administration from Sheffield Hallam University; a Master's
Degree in Economics ("Diplom-Volkswirt") from University of Duisburg-
Essen; and is a CEFA - Certified European Financial Analyst.

Performance Summary
June 30, 2025 (Unaudited)
The European Equity Fund, Inc.

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and net asset value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the most recent performance of the Fund.
Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.
Growth of an Assumed $10,000 Investment
Yearly periods ended June 30
The growth of $10,000 is cumulative.
Average Annual Total Returns
as of 6/30/25
6-Month
‡
1-Year 5-Year 10-Year
Net Asset Value
(a)
21.59% 14.25% 10.52% 6.91%
Market Price
(a)
26.05% 16.11% 10.81% 6.15%
MSCI Europe Index
(b)
23.05% 18.38% 12.38% 6.78%

The European Equity Fund, Inc.
a
Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value during each period. Each figure includes reinvestments of income and capital gain distributions, if any, at market prices pursuant to the dividend reinvestment plan.
Total returns based on net asset value and market price will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares trade during the period. Expenses of the Fund include investment advisory and administration fees and other fund expenses. Total returns shown take into account these fees and expenses. The annualized expense ratio of the Fund for the six months ended June 30, 2025 was 1.46%.
b
The MSCI Europe Index tracks the performance of 15 developed markets in Europe.
MSCI indices are calculated using closing local market prices and translate into U.S.
dollars using the London close foreign exchange rates.
Index returns do not reflect any fees or expenses and it is not possible to invest directly in the MSCI Europe Index.
‡
Total returns shown for periods less than one year are not annualized.
Net Asset Value and Market Price
As of 6/30/25 As of 12/31/24
Net Asset Value
$
12.05
$
9.94
Market Price
$
10.23
$
8.14
Prices and Net Asset Value fluctuate and are not guaranteed.
Distribution Information
Per Share
Six Months as of 6/30/25:
Income Distribution
$
0.03
Distributions are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

Schedule of Investments
as of June 30, 2025 (Unaudited)
The accompanying notes are an integral part of the financial statements.
The European Equity Fund, Inc.

Shares Value ($)
Common Stocks 97.4%
Germany 23.2%
Aerospace & Defense 1.7%
MTU Aero Engines AG 3,124 1,382,703
Diversified Telecommunication Services 1.0%
Deutsche Telekom AG (Registered) 22,175 805,844
Electrical Equipment 1.8%
Siemens Energy AG* 13,035 1,499,854
Health Care Providers & Services 2.9%
Fresenius SE & Co KGaA 46,685 2,338,018
Independent Power & Renewable Electricity Producers 1.0%
RWE AG 18,682 776,677
Insurance 2.6%
Allianz SE (Registered) 5,157 2,082,226
Interactive Media & Services 1.9%
Scout24 SE 144A 11,365 1,561,610
Machinery 2.1%
Daimler Truck Holding AG 17,444 822,231
Knorr- Bremse AG 9,357 900,868
1,723,099
Multi-Utilities 2.3%
E.ON SE 101,509 1,861,104
Passenger Airlines 1.1%
Deutsche Lufthansa AG (Registered) 103,843 874,879
Semiconductors & Semiconductor Equipment 1.3%
Infineon Technologies AG 24,189 1,025,066
Software 2.6%
SAP SE 6,979 2,114,031
Textiles, Apparel & Luxury Goods 0.9%
adidas AG 3,261 757,447
Total Germany (Cost $13,160,997) 18,802,558
France 20.7%
Banks 2.3%
Societe Generale SA 32,674 1,861,391
Chemicals 1.9%
Air Liquide SA 7,319 1,504,122

The accompanying notes are an integral part of the financial statements.

The European Equity Fund, Inc.
Shares Value ($)
Construction & Engineering 1.9%
Vinci SA 10,591 1,554,677
Diversified Telecommunication Services 1.8%
Orange SA 95,991 1,454,692
Electrical Equipment 2.0%
Schneider Electric SE 6,013 1,593,167
Hotels, Restaurants & Leisure 0.9%
Accor SA 14,679 763,555
Insurance 4.9%
AXA SA 54,014 2,641,046
SCOR SE 40,074 1,317,580
3,958,626
Oil, Gas & Consumable Fuels 1.5%
TotalEnergies SE 19,869 1,214,675
Personal Care Products 1.7%
L'Oreal SA 3,224 1,373,622
Pharmaceuticals 0.9%
Sanofi SA 7,452 718,859
Textiles, Apparel & Luxury Goods 0.9%
Hermes International SCA 280 755,341
Total France (Cost $13,887,532) 16,752,727
United Kingdom 17.7%
Banks 3.5%
HSBC Holdings PLC 232,688 2,811,230
Capital Markets 1.5%
London Stock Exchange Group PLC 8,144 1,186,663
Electric Utilities 2.3%
SSE PLC 75,132 1,884,801
Hotels, Restaurants & Leisure 1.6%
Compass Group PLC 37,562 1,269,610
Interactive Media & Services 1.2%
Auto Trader Group PLC 144A 88,147 995,630
Media 1.1%
Informa PLC 83,569 922,624
Oil, Gas & Consumable Fuels 2.3%
Shell PLC 54,481 1,906,045
Pharmaceuticals 2.2%
AstraZeneca PLC 12,683 1,758,550

The accompanying notes are an integral part of the financial statements.
The European Equity Fund, Inc.

Shares Value ($)
Professional Services 2.0%
RELX PLC 30,100 1,623,619
Total United Kingdom (Cost $10,136,453) 14,358,772
Switzerland 9.1%
Chemicals 2.1%
DSM- Firmenich AG 8,220 870,589
Sika AG (Registered) 3,153 853,104
1,723,693
Food Products 1.6%
Nestle SA (Registered) 13,373 1,324,198
Pharmaceuticals 4.4%
Novartis AG (Registered) 15,802 1,908,904
Roche Holding AG 4,948 1,606,033
3,514,937
Textiles, Apparel & Luxury Goods 1.0%
Cie Financiere Richemont SA ''A'' (Registered) 4,396 825,251
Total Switzerland (Cost $7,650,095) 7,388,079
Netherlands 9.0%
Aerospace & Defense 1.0%
Airbus SE 3,854 801,620
Banks 3.4%
ABN AMRO Bank NV (CVA) 144A 67,370 1,837,168
ING Groep NV 39,554 864,482
2,701,650
Financial Services 1.2%
Adyen NV 144A* 557 1,018,545
Semiconductors & Semiconductor Equipment 3.4%
ASML Holding NV 3,463 2,753,417
Total Netherlands (Cost $4,248,480) 7,275,232
Denmark 4.1%
Air Freight & Logistics 1.3%
DSV A/S 4,543 1,087,434
Pharmaceuticals 2.8%
Novo Nordisk A/S ''B'' 32,396 2,239,723
Total Denmark (Cost $1,524,711) 3,327,157

The accompanying notes are an integral part of the financial statements.

The European Equity Fund, Inc.
Shares Value ($)
Italy 4.0%
Banks 2.2%
Intesa Sanpaolo SpA 309,588 1,776,938
Electrical Equipment 1.8%
Prysmian SpA 20,331 1,432,338
Total Italy (Cost $2,394,805) 3,209,276
Norway 3.1%
Banks 1.9%
DNB Bank ASA 55,589 1,528,487
Diversified Telecommunication Services 1.2%
Telenor ASA 62,407 965,149
Total Norway (Cost $1,914,630) 2,493,636
Sweden 2.5%
Banks 1.2%
Swedbank AB ''A'' 37,067 973,239
Entertainment 1.3%
Spotify Technology SA* 1,372 1,045,903
Total Sweden (Cost $1,399,764) 2,019,142
Spain 2.2%
Banks 2.2%
Banco Santander SA (Cost $929,050) 220,714 1,819,893
United States 1.8%
Construction Materials 1.8%
CRH PLC (Cost $777,447) (a) 15,690 1,442,870
Total Common Stocks (Cost $58,023,964) 78,889,342
Preferred Stocks 0.6%
Germany 0.6%
Automobiles 0.6%
Porsche Automobil Holding SE (Cost $1,267,155) 12,572 496,994
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 4.37%
(Cost $1,243,123) (b) 1,243,123 1,243,123

The accompanying notes are an integral part of the financial statements.
The European Equity Fund, Inc.

% of Net
Assets Value ($)
Total Investment Portfolio
(Cost $60,534,242) 99.5 80,629,459
Other Assets and Liabilities, Net
0.5 423,241
Net Assets
100.0 81,052,700
A summary of the Fund’s transactions with affiliated investments during the period ended
June 30, 2025 are as follows:
Net
Change
Value ($) at
12/31/2024
Purchases
Cost
($)
Sales
Proceeds
($)
Net
Real-
ized
Gain/
(Loss)
($)
in
Unreal-
ized
Appreci -
ation /
( Depreci -
ation )
($)
Income
($)
Capital
Gain
Distri -
butions
($)
Number
of Shares
at
6/30/2025
Value ($)
at
6/30/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 4.25%
(b) (c)
263,920 – 263,920 (d) – – 7,545 – – –
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 4.37% (b)
1,828,248 6,962,288 7,547,413 – – 32,565 – 1,243,123 1,243,123
2,092,168 6,962,288 7,811,333 – – 40,110 – 1,243,123 1,243,123
* Non-income producing security.
(a) CRH PLC is incorporated in Ireland and is listed on the New York Stock Exchange and the London Stock Exchange.
(b) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.
144A: Securities exempt from registration under Rule 144A under the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CVA: Credit Valuation Adjustment.

The accompanying notes are an integral part of the financial statements.

The European Equity Fund, Inc.
(e) See Schedule of Investments for additional detailed categorizations .
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level.  Certain of the categories in the above Schedule of
Investments consist of multiple industry sub-groups or industries.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying
Notes to Financial Statements.
Assets Level 1 Level 2 Level 3 Total
Common Stocks and/or Other Equity Investments (e)
Germany $ 19,299,552 $ — $ — $ 19,299,552
France 16,752,727 — — 16,752,727
United Kingdom 14,358,772 — — 14,358,772
Switzerland 7,388,079 — — 7,388,079
Netherlands 7,275,232 — — 7,275,232
Denmark 3,327,157 — — 3,327,157
Italy 3,209,276 — — 3,209,276
Norway 2,493,636 — — 2,493,636
Sweden 2,019,142 — — 2,019,142
Spain 1,819,893 — — 1,819,893
United States 1,442,870 — — 1,442,870
Short-Term Instruments (e) 1,243,123 — — 1,243,123
Total $ 80,629,459 $ — $ — $ 80,629,459

Statement of Assets and Liabilities
The accompanying notes are an integral part of the financial statements.
The European Equity Fund, Inc.

as of June 30, 2025 (Unaudited)
Assets
Investments in non-affiliated securities, at value (cost $59,291,119) $ 79,386,336
Investment in DWS Central Cash Management Government Fund
(cost $1,243,123) 1,243,123
Foreign currency, at value (cost $166,738) 171,644
Dividends receivable 41,067
Foreign taxes recoverable 331,682
Interest receivable 4,385
Other assets 26,515
Total assets 81,204,752
Liabilities
Investment advisory fee payable 42,714
Administration fee payable 13,148
Payable for Directors' fees and expenses 312
Accrued expenses and other liabilities 95,878
Total liabilities 152,052
Net assets $ 81,052,700
Net Assets Consist of
Distributable earnings (gain) 19,973,276
Paid-in capital 61,079,424
Net assets $ 81,052,700
Net Asset Value
Net assets value per share
($81,052,700 ÷ 6,725,724 shares of common stock issued and
outstanding, $.001 par value, 80,000,000 shares authorized) $ 12.05

Statement of Operations
The accompanying notes are an integral part of the financial statements.

The European Equity Fund, Inc.
for the six months ended June 30, 2025 (Unaudited)
Net Investment Income
Income:
Dividends (net of foreign withholding taxes of $294,483) $ 1,676,407
Income distributions — DWS Central Cash Management Government
Fund 32,565
Securities lending income, net of borrower rebates 7,545
Total investment income 1,716,517
Expenses:
Investment advisory fee 236,924
Administration fee 72,899
Custody and accounting fee 25,208
Services to shareholders 8,262
Reports to shareholders and shareholder meeting expenses 22,863
Directors' fees and expenses 48,308
Legal fees 56,687
Audit and tax fees 27,512
NYSE listing fee 11,771
Insurance 12,954
Miscellaneous 12,660
Net expenses 536,048
Net investment income 1,180,469
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments 1,207,500
Foreign currency 15,455
Net realized gain (loss) 1,222,955
Change in net unrealized appreciation (depreciation) on:
Investments 11,983,782
Foreign currency 43,642
Change in net unrealized appreciation (depreciation) 12,027,424
Net gain (loss) 13,250,379
Net increase (decrease) in net assets resulting from operations $ 14,430,848

Statements of Changes in Net Assets
The accompanying notes are an integral part of the financial statements.
The European Equity Fund, Inc.

Increase (Decrease) in Net Assets
Six Months
Ended
June 30, 2025
(Unaudited)
Year Ended
December 31,
2024
Operations:
Net investment income (loss)   $ 1,180,469   $ 1,232,994
Net realized gain (loss) 1,222,955 1,965,023
Change in net unrealized appreciation (depreciation) 12,027,424 (5,164,845)
Net increase (decrease) in net assets resulting from
operations 14,430,848 (1,966,828)
Distributions to shareholders (199,754) (1,198,572)
Fund share transactions:
Net proceeds from reinvestment of distributions 221,984 270,954
Shares repurchased – (1,282,114)
Net increase (decrease) in net assets from Fund share
transactions 221,984 (1,011,160)
Total increase (decrease) in net assets 14,453,078 (4,176,560)
Net assets at beginning of period 66,599,622 70,776,182
Net assets at end of period   $ 81,052,700   $ 66,599,622
Other Information
Shares outstanding at beginning of period 6,700,209 6,813,832
Shares issued from reinvestment of distributions 25,515 31,877
Shares repurchased – (145,500)
Shares outstanding at end of period 6,725,724 6,700,209

Financial Highlights
The accompanying notes are an integral part of the financial statements.

The European Equity Fund, Inc.
Six Months
Ended 6/30/25
Years Ended December 31,
(Unaudited)   2024 2023 2022 2021 2020
Per Share Operating Performance
Net asset value, beginning of
period
$
9.94
$
10.39
$
8.81
$
11.95
$
12.09
$
10.73
Income (loss) from investment operations:
Net investment income
(loss)
a
. 18 .18 .15 .16 .15 .10
Net realized and unrealized
gain (loss) on investments
and foreign currency 1.97 (.48) 1.58 (2.40) 1.11 1.38
Total from investment
operations 2.15 (.30) 1.73 (2.24) 1.26 1.48
Less distributions from:
Net investment income (.03) (.18) (.17) (.29) (.11) (.13)
Net realized gains – – – (.58) (1.39) (.07)
Total distributions (.03) (.18) (.17) (.87) (1.50) (.20)
Dilution in net asset value from
dividend reinvestment (.01) (.01) (.01) (.10) – (.01)
Increase resulting from share
repurchases – .04 .03 .07 .10 .09
Net asset value, end of period
$
12.05
$
9.94
$
10.39
$
8.81
$
11.95
$
12.09
Market value, end of period
$
10.23
$
8.14
$
8.62
$
7.50
$
10.37
$
10.40
Total Investment Return for the Period
b
Based upon market value (%) 26.05
**
(3.64) 17.27 (19.12) 15.23 13.28
Based upon net asset value (%) 21.59
**
(2.38) 20.33
c
(17.55)
c
14.22 15.12

Financial Highlights (continued)
The accompanying notes are an integral part of the financial statements.
The European Equity Fund, Inc.

Six Months
Ended 6/30/25
Years Ended December 31,
(Unaudited)   2024 2023 2022 2021 2020
Ratios to Average Net Assets
Total expenses before
reductions (%) 1.46
*
1.49 1.55 1.57 1.28 1.30
Total expenses after reductions
(%) 1.46
*
1.49 1. 4 5 1. 4 7 1.28 1.30
Net investment income (%) 1.60
**
1.71 1.50 1.66 1.16 .93
Portfolio turnover (%) 24
**
23 13 25 57 25
Net assets at end of period
($ thousands) 81,053 66,600 70,776 60,818 81,109 87,186
a
Based on average shares outstanding during the period.
b
Total investment return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market value reflects changes in market value during each period. Each figure includes reinvestments of dividend and capital gain distributions, if any.
These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares trade during the period.
c
Total return would have been lower had certain expenses not been reduced.
*
Annualized.
**
Not annualized.

The European Equity Fund, Inc.
Notes to Financial Statements
(Unaudited)
A. Accounting Policies
The European Equity Fund, Inc. (the “Fund”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”) and was incorporated in Delaware on April 8, 1986 as a diversified, closed-end management investment company. Investment operations commenced on
July 23, 1986. The Fund reincorporated in Maryland on August 29, 1990 and, on October 16, 1996, the Fund changed from a diversified to a non-
diversified company. The Fund became a diversified company on October
31, 2008.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S.
GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting
Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Operating Segment.
The Fund adopted FASB Accounting Standards Update
2023-07, Segment Reporting (Topic 280) - Improvements to Reportable
Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its investment objective, investment policies and principal risks, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent

The European Equity Fund, Inc.

with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as
“total assets” and results of operations and significant segment expenses are listed on the accompanying statement of operations.
Security Valuation.
The Fund calculates its net asset value (“NAV”) per
share for publication at the close of regular trading on Deutsche Börse
XETRA, normally at 11:30 a.m., New York time.
The Fund’s Board has designated DWS International GmbH (the “Advisor”)
as the valuation designee for the Fund pursuant to Rule 2a-5 under the
1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”)
typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level
1 includes quoted prices in active markets for identical securities. Level
2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade prior to the time of valuation. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Investments in open-end investment companies are valued and traded at their NAV each business day and are categorized as Level 1.
Purchased options are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the

The European Equity Fund, Inc.
size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and, with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.
Securities Transactions and Investment Income.
Investment transactions
are accounted for on a trade date plus one basis for daily NAV calculation.
However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) for investments.
Securities Lending.
National Financial Services LLC (Fidelity Agency
Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/
or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency
Securities Portfolio, managed by DWS Investment Management Americas,
Inc. DWS Investment Management Americas, Inc. receives a management/
administration fee (0.13% annualized effective rate as of June 30, 2025)
on the cash collateral invested in DWS Government & Agency Securities

The European Equity Fund, Inc.

Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2025 the Fund had no securities on loan.
Foreign Currency Translation.
The books and records of the Fund are
maintained in United States dollars.
Assets and liabilities denominated in foreign currency are translated into United States dollars at the prevailing exchange rates at period end.
Purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
At June 30, 2025, the exchange rate was EUR €1.00 to USD $1.17.
Contingencies.
In the normal course of business, the Fund may enter into
contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the
Fund expects the risk of loss to be remote.
Tax Information.
The Fund’s policy is to comply with the requirements of
the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The European Equity Fund, Inc.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At December 31, 2024, the Fund had a net tax basis capital loss carryforward of approximately $1,990,000, which may be applied against realized net taxable capital gains indefinitely, including short-term losses
($1,639,000) and long-term losses ($351,000).
At June 30, 2025, the aggregate cost of investments for federal income tax purposes was $60,541,716. The net unrealized appreciation for all investments based on tax cost was $20,087,743. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $23,757,296 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $3,669,553.
The Fund files tax returns with the Internal Revenue Service, the State of
New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended December
31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions.
The open tax years vary by each jurisdiction in which the Fund invests.
Dividends and Distributions to Shareholders.
The Fund records dividends
and distributions to its shareholders on the ex-dividend date. The timing and character of certain income and capital gain distributions are determined annually in accordance with United States federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to restructuring of certain securities. The Fund may utilize a portion of the proceeds from capital share repurchases as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the NAV of the
Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.

The European Equity Fund, Inc.

B. Investment Advisory and Administration Agreements
The Fund is party to an Investment Advisory Agreement with DWS
International GmbH (“DWSI”). The Fund also has an Administration
Agreement with DWS Investment Management Americas, Inc. (“DIMA”).
DWSI and DIMA are affiliated companies.
Under the Investment Advisory Agreement with DWSI, DWSI directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. DWSI determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The Investment Advisory Agreement provides DWSI with a fee, computed weekly and payable monthly, at the annual rate of 0.65% of the Fund’s average weekly net assets up to and including $100 million, and 0.60% of such assets in excess of $100 million.
Accordingly, for the six months ended June 30, 2025, the fee pursuant to the Investment Advisory Agreement was equivalent to an annualized rate of 0.65% of the Fund’s average weekly net assets.
Under the Administration Agreement with DIMA, DIMA provides certain fund administration services to the Fund. The Administration Agreement provides DIMA with an annual fee, computed weekly and payable monthly, of 0.20% of the Fund’s average weekly net assets.
C. Transactions with Affiliates
DWS Service Company (“DSC”), an affiliate of DIMA, is the transfer agent, dividend-paying agent and shareholder service agent of the
Fund. Pursuant to a sub-transfer agency agreement between DSC and
SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent and dividend-paying agent functions to SS&C. DSC compensates SS&C out of the fee it receives from the Fund. For the six months ended June 30, 2025, the amount charged to the Fund by DSC included in the Statement of
Operations under “Services to shareholders” aggregated $5,962, of which
$1,962 is unpaid.
Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders and shareholder meeting expenses” aggregated $834, of which $284 is unpaid.
Deutsche Bank AG, the majority shareholder in the DWS Group, and its affiliates may receive brokerage commissions as a result of executing agency transactions in portfolio securities on behalf of the Fund, that the

The European Equity Fund, Inc.
Board determined were effected in compliance with the Fund’s Rule 17e-1 procedures. For the six months ended June 30, 2025, Deutsche Bank did not receive brokerage commissions from the Fund.
Certain Officers of the Fund are also officers of DIMA.
The Fund pays each Director who is not an “interested person” of DIMA or
DWS International GmbH retainer fees.
The Fund may invest cash balances in DWS Central Cash Management
Government Fund, which is managed by DIMA. The Fund indirectly bears its proportionate share of the expenses of DWS Central Cash Management
Government Fund. DWS Central Cash Management Government Fund
does not pay DIMA an investment management fee. DWS Central Cash
Management Government Fund seeks maximum current income to the extent consistent with stability of principal.
D. Portfolio Securities
Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2025 were $18,253,525 and $17,538,180, respectively.
E. Capital
During the six months ended June 30, 2025, the Fund did not purchase any shares of its common stock. During the year ended December 31,
2024, the Fund purchased 145,500 of its shares of common stock on the open market at a total cost $1,282,114 ($8.81 average per share). The average discount of these purchased shares, comparing the purchase price to the NAV per share at the time of purchase, was 16.89%.
During the six months ended June 30, 2025 and the year ended December
31, 2024, the Fund issued for dividend reinvestment 25,515 and 31,877 shares, respectively. The average discount of these issued shares, comparing the issue price to the NAV per share at the time of issuance, was 17.39% and 17.28%, respectively.
F. Share Repurchases
On July 28, 2023, the Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to repurchase up to 687,213 shares during the period from
August 1, 2023 through July 31, 2024. The Fund repurchased 177,321 shares between August 1, 2023 and July 31, 2024. On July 25, 2024, the
Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to continue to purchase outstanding shares of its common stock in open-market

The European Equity Fund, Inc.

transactions over the twelve-month period from August 1, 2024 through
July 31, 2025. The Fund repurchased 19,000 shares between August 1,
2024 and June 30, 2025. On July 25, 2025, the Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to continue to purchase outstanding shares of its common stock in open-market transactions over the twelve-
month period from August 1, 2025 through July 31, 2026. The Fund did not repurchase shares between December 1, 2024 and June 30, 2025.
Repurchases will be made when the Fund’s shares trade at a discount to net asset value (“NAV”) and such purchases are deemed to be in the best interests of the Fund. The amount and timing of the repurchases will be at the discretion of DIMA, the Funds’ administrator, and subject to market conditions and investment considerations. There can be no assurance that the Fund’s repurchases will reduce the spread between the market price of the Fund’s shares referred to below and its NAV per share.
Monthly updates concerning the Fund’s repurchase program are available on its Web site at dws.com .
G. Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At June 30, 2025, there were three shareholders that held approximately 26%, 10% and 6%, respectively, of the outstanding shares of the Fund.

Report of Annual Meeting
of Stockholders
(Unaudited)

The European Equity Fund, Inc.
The Annual Meeting of Stockholders (the “Meeting”) of The European
Equity Fund, Inc. was held on June 30, 2025. At the close of business on
May 16, 2025, the record date for the determination of stockholders entitled to vote at the Meeting, there were issued and outstanding
6,725,724 shares of the Fund’s common stock, each share being entitled to one vote, constituting all of the Fund’s outstanding voting securities. At the Meeting, the holders of 5,274,402 shares of the Fund’s common stock were represented in person or by proxy, constituting a quorum. At the
Meeting, the following matters were voted upon by the stockholders. The resulting votes are presented below:
1. To elect two (2) Class II Directors, each to serve for a term of three years and until his or her successor is elected and qualifies.
The other Directors of the Fund whose terms continued after the Meeting are Mr. Bernhard Koepp, Dr. Wolfgang Leoni and Ms. Hepsen Uzcan.
2. To ratify the appointment by the Audit Committee and the Board of
Directors of Ernst & Young LLP, an independent public accounting firm, as independent auditors for the fiscal year ending December 31, 2025.
3. To adopt Articles of Amendment to the Fund’s charter to eliminate the classification of the Board of Directors.
Number of Votes
For Withheld
Ms. Fiona Flannery 5,016,825 257,574
Dr. Holger Hatje 5,074,113 200,285
Number of Votes
For Against Abstain
5,066,858 171,871 35,673
Number of Votes
For Against Abstain
3,712,536 131,594 22,294

Additional Information
The European Equity Fund, Inc.

Automated
Information Lines
DWS Closed-End Fund Info Line
(800) 349-4281
Web Site dws.com
Obtain fact sheets, financial reports, press releases and webcasts when available.
Written
Correspondence
DWS
Attn: Secretary of the DWS Funds
100 Summer Street
Boston, MA 02110
Legal Counsel Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004
Dividend
Reinvestment
Plan Agent
SS&C GIDS, Inc.
333 W. 11th Street, 5th Floor
Kansas City, MO 64105
Shareholder
Service Agent and
Transfer Agent
DWS Service Company
P.O. Box 219066
Kansas City, MO 64121-9066
(800) 437-6269
Custodian Brown Brothers Harriman & Company
50 Post Office Square
Boston, MA 02110
Independent
Registered Public
Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Proxy Voting A description of the Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available on our Web site — dws.com/en-us/resources/proxy-voting or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 437-6269.

The European Equity Fund, Inc.
Portfolio Holdings Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Investment
Management
DWS International GmbH, which is part of DWS Group, is the
investment advisor for the Fund. DWS International GmbH provides a full range of investment advisory services to both institutional and retail clients. DWS International GmbH is a direct, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
Open Market
Purchases by the
Fund
Notice is hereby given in accordance with Section 23(c) of the
Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.
Voluntary Cash
Purchase Program
and Dividend
Reinvestment Plan
The Fund offers shareholders a Voluntary Cash Purchase Program and Dividend Reinvestment Plan (“Plan”) which provides for
optional cash purchases and for the automatic reinvestment of dividends and distributions payable by the Fund in additional Fund shares. Plan participants may invest as little as $100 in any month and may invest up to $36,000 annually. The Plan allows current shareholders who are not already participants in the Plan and first time investors to enroll in the Plan by making an initial cash deposit of at least $250 with the plan agent. Share purchases are combined to receive a beneficial brokerage fee. A brochure is available by writing or telephoning the transfer agent:
DWS Service Company
P.O. Box 219066
Kansas City, MO 64105
Tel.: 1-800-437-6269
NYSE Symbol EEA
Nasdaq Symbol XEEAX
CUSIP Number 298768102

Notes

There are three closed-end funds investing in European equities advised and administered by wholly owned subsidiaries of the DWS
Group:
The Central and Eastern Europe Fund, Inc. — investing primarily in equity or equity-linked securities of issuers domiciled in Central and Eastern Europe (with normally at least 80% in securities of issuers domiciled in countries in Central and Eastern Europe).
The European Equity Fund, Inc. — investing primarily in equity or equity-linked securities of issuers domiciled in Europe (with normally at least 80% in securities of issuers domiciled in Europe).
The New Germany Fund, Inc. — investing primarily in equity or equity-linked securities of middle market German companies with up to 20% in other Western European companies (with no more
than 15% in any single country).
Please consult your broker for advice on any of the above or call
1-800-437-6269 for shareholder reports.

875 Third Avenue
New York, NY 10022
EEA-3
R-028303-14 (8/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Portfolio Manager Disclosure:

As of the date of this report, the following individual handles the day-to-day management of the Fund.

Juan Barriobero de la Pisa, CFA, CESGA, Director, Senior Portfolio Manager Equity and Portfolio Manager of the Fund

  DWS Head of Spanish Equities from 2007-2019 and Executive Member of the Board at DWS Spain 2016-2018.
  Joined DWS in 1999 and the Fund in 2020.
  Degree in European Economic Sciences (ICADE E4), University Pontificia de Comillas.

Hansjoerg Pack*, Director, Senior Portfolio Manager Equity and Portfolio Manager of the Fund

•	Joined DWS in 1997 and the Fund in 2025.
•	BA in Business Administration from Sheffield Hallam University; Master's Degree in Economics ("Diplom-Volkswirt") from University of Duisburg-Essen; CEFA - Certified European Financial Analyst.

* Hansjoerg Pack replaced Juan Barriobero de la Pisa as portfolio manager of the Fund effective July 1, 2025.

Compensation of Portfolio Managers

The Advisor and its affiliates are part of DWS. The brand DWS represents DWS Group GmbH & Co. KGaA (“DWS Group”) and any of its subsidiaries such as DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services. DWS seeks to offer its investment professionals competitive short-term and long-term compensation based on continuous, above average, fund performance relative to the market. This includes measurement of short and long-term performance against industry and portfolio benchmarks. As employees of DWS, portfolio managers are paid on a total compensation basis, which includes Fixed Pay (base salary) and Variable Compensation, as set forth below. The compensation information below is provided as of the Fund’s most recent semi-annual report dated June 30, 2025.

•	Fixed Pay (FP) is the key and primary element of compensation for the majority of DWS employees and reflects the value of the individual’s role and function within the organization. It rewards factors that an employee brings to the organization such as skills and experience, while reflecting regional and divisional (i.e. DWS) specifics. FP levels play a significant role in ensuring competitiveness of the Advisor and its affiliates in the labor market, thus benchmarking provides a valuable input when determining FP levels.

•	Variable Compensation (VC) is a discretionary compensation element that enables DWS Group to provide additional reward to employees for their performance and behaviors, while reflecting DWS Group’s affordability and financial situation. VC aims to:

o	Recognize that every employee contributes to the DWS’s success through the franchise component of Variable Compensation (Franchise Component), and
o	Reflect individual performance, investment performance, behaviours and culture through discretionary individual VC (Individual Component).

Employee seniority as well as divisional and regional specifics determine which VC elements are applicable for a given employee and the conditions under which they apply.  Both Franchise and Individual Components may be awarded in shares or other share-based instruments and other deferral arrangements.

•	VC can be delivered via cash, restricted equity awards, and/or restricted incentive awards or restricted compensation. Restricted compensation may include:
o	notional fund investments
o	restricted equity, notional equity,
o	restricted cash,
o	or such other form as DWS may decide in its sole discretion

•	VC comprises a greater proportion of total compensation as an employee’s seniority and total compensation level increase. Proportion of VC delivered via a long-term incentive award, which is subject to performance conditions and forfeiture provisions, will increase significantly as the amount of the VC increases.

•	Additional forfeiture and claw back provisions, including complete forfeiture and claw back of VC may apply in certain events if an employee is designated a Material Risk Taker.

•	For key investment professionals, in particular, a portion of any long-term incentives will be in the form of notional investments aligned, where possible, to the funds they manage.

In general, each of the Advisor and its advisory affiliates seek to offer their investment professionals competitive short-term and long-term compensation based on continuous, above average, fund performance relative to the market. This includes measurement of short and long-term performance against industry and portfolio benchmarks. To evaluate their investment professionals in light of and consistent with the compensation principles set forth above, the Advisor and its affiliates review investment performance for all accounts managed in relation to the appropriate Morningstar peer group universe with respect to a fund, iMoneyNet peer group with respect to a money market fund or relevant benchmark index(es) set forth in the governing documents with respect to each other account type.  The ultimate goal of this process is to evaluate the degree to which investment professionals deliver investment performance that meets or exceeds their clients’ risk and return objectives. When determining total compensation, the Advisor and its affiliates consider a number of quantitative, qualitative and other factors:

-	Quantitative measures (e.g. one-, three- and five-year pre-tax returns versus the appropriate Morningstar peer group universe for a fund, or versus the appropriate iMoneyNet peer group for a money market fund or relevant benchmark index(es) set forth in the governing documents with respect to each other account type, taking risk targets into account) are utilized to measure performance.
-	Qualitative measures (e.g. adherence to, as well as contributions to, the enhancement of the investment process) are included in the performance review.
-	Other factors (e.g. non-investment related performance, teamwork, adherence to compliance rules, risk management and "living the values" of the Advisor and its affiliates) are included as part of a discretionary component of the review process, giving management the ability to consider additional markers of performance on a subjective basis.
-	Furthermore, it is important to note that DWS Group functions within a controlled environment based upon the risk limits established by DWS Group’s Risk division, in conjunction with DWS Group management. Because risk consideration is inherent in all business activities, performance assessment factors in an employee’s ability to assess and manage risk.

Fund Ownership of Portfolio Managers

The following table shows the dollar range of Fund shares owned beneficially and of record by each member of the Fund’s portfolio management team as well as in all US registered Funds advised by DWS International GmbH as a group (the “Family of Funds”), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of the Fund’s most recent semi-annual report dated June 30, 2025.

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All in the Family of Funds Shares Owned
Juan Barriobero de la Pisa	-	-
Hansjoerg Pack	-	$100,001 - $500,000

Conflicts of Interest

In addition to managing the assets of the Fund, the Fund’s portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account’s assets. For Funds subadvised by subadvisors unaffiliated with DWS International GmbH, total assets of Funds managed may only include assets allocated to the portfolio manager and not the total assets of each Fund managed. The tables also show the number of performance-based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund’s most recent semi-annual report dated June 30, 2025.

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance Based Fee	Total Assets of Performance- Based Fee Accounts
Juan Barriobero de la Pisa	-	-	-	-
Hansjoerg Pack	1	$216,329,865	-	-

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Juan Barriobero de la Pisa	1	$63,661,443	-	-
Hansjoerg Pack	2	$2,611,088,747	-	-

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Juan Barriobero de la Pisa	-	-	-	-
Hansjoerg Pack	-	-	-	-

In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Funds. The Advisor or Subadvisor, as applicable, has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other “access persons” to invest in securities that may be recommended or traded in the Funds and other client accounts.

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

•	Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor and their affiliates, including other client accounts managed by the Fund’s portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the Advisor and their affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of the Advisor and their affiliates. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor and their affiliates to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Advisor and their affiliates in the interest of achieving the most favorable net results to the Fund and the other clients.

•	To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The Advisor and their affiliates attempt to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.
•	In some cases, an apparent conflict may arise where the Advisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The Advisor and its affiliates will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the Advisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.
•	The Advisor and its affiliates and the investment team of each Fund may manage other mutual funds and separate accounts on a long only or a long-short basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. The Advisor has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts of interest. Included in these procedures are specific guidelines developed to provide fair and equitable treatment for all clients whose accounts are managed by each Fund’s portfolio management team. The Advisor and the portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.

The Advisor is owned by the DWS Group, a multinational global financial services firm that is a majority owned subsidiary of Deutsche Bank AG. Therefore, the Advisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the “Firm”) are engaged in businesses and have interests in addition to managing asset management accounts, such wide ranging activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients’ advisory accounts. The Advisor may take investment positions in securities in which other clients or related persons within the Firm have different investment positions. There may be instances in which the Advisor and its affiliates are purchasing or selling for their client accounts, or pursuing an outcome in the context of a workout or restructuring with respect to, securities in which the Firm is undertaking the same or differing strategy in other businesses or other client accounts. These are considerations of which advisory clients should be aware and which will cause conflicts that could be to the disadvantage of the Advisor and its affiliate’s advisory clients, including the Fund. The Advisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to a Fund’s Board.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs

January 1 through January 31	0	$ -	0	n/a
February 1 through February 29	0	$ -	0	n/a
March 1 through March 31	0	$ -	0	n/a
April 1 through April 30	0	$ -	0	n/a
May 1 through May 31	0	$ -	0	n/a
June 1 through June 30	0	$ -	0	n/a

Total	0	$ -	0

On July 25, 2024, the Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to continue to purchase outstanding shares of its common stock in open-market transactions over the twelve-month period from August 1, 2024 through July 31, 2025.

On July 25, 2025, the Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to continue to purchase outstanding shares of its common stock in open-market transactions over the twelve-month period from August 1, 2025 through July 31, 2026. The Fund did not repurchase shares between December 1, 2024 and June 30, 2025.

Repurchases will be made when the Fund’s shares trade at a discount to net asset value and such purchases are deemed to be in the best interests of the Fund.

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which stockholders may recommend nominees to the Fund’s Board. The Nominating and Governance Committee will consider nominee candidates properly submitted by stockholders in accordance with applicable law, the Fund's Articles of Incorporation or By-laws, resolutions of the Board and the qualifications and procedures set forth in the Nominating and Governance Committee Charter and this proxy statement. The Nominating and Governance Committee's Charter requires that a stockholder or group of stockholders seeking to submit a nominee candidate (i) must have beneficially owned at least 5% of the Fund's common stock for at least two years, (ii) may submit only one nominee candidate for any particular meeting of stockholders, and (iii) may submit a nominee candidate for only an annual meeting or other meeting of stockholders at which directors will be elected. The stockholder or group of stockholders must provide notice of the proposed nominee pursuant to the requirements found in the Fund's By-laws. Generally, this notice must be received not less than 90 days nor more than 120 days prior to the first anniversary of the date of mailing of the notice for the preceding year's annual meeting. Such notice shall include the specific information required by the Fund's By-laws. The Nominating and Governance Committee will evaluate nominee candidates properly submitted by stockholders on the same basis as it considers and evaluates candidates recommended by other sources.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/29/2025